Income Taxes (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0
Unrecognized Tax Benefits	$ 0	$ 0